Material Accounting Policy Information (Details)	12 Months Ended
Dec. 31, 2025
PSUs
Disclosure of subsidiaries [line items]
Vesting period	3 years
Performance period	3 years
Restricted share units
Disclosure of subsidiaries [line items]
Vesting period	3 years
Performance period	3 years
Jacobina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Lake Shore Gold Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Gatling Exploration
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Minera Meridian Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Minera Florida
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Plata Panamericana S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Minera Dolores S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Minera Juanicipio S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	44.00%
Equipos Chaparral S.A de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	44.00%
Pan American Silver Huaron S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Shahuindo S.A.C.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pan American Silver (Bolivia) S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	95.00%
Pan American Silver Guatemala S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Estelar Resources S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Minera Argenta S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Bottom of range
Disclosure of subsidiaries [line items]
Long-term average commodity price period	3 years
Bottom of range | Mobile equipment
Disclosure of subsidiaries [line items]
Useful lives of plant and equipment	2 years
Bottom of range | Buildings and plant facilities
Disclosure of subsidiaries [line items]
Useful lives of plant and equipment	10 years
Top of range
Disclosure of subsidiaries [line items]
Leach column test duration	400 days
Projected metal recovery period	3 years
Long-term average commodity price period	5 years
Top of range | Mobile equipment
Disclosure of subsidiaries [line items]
Useful lives of plant and equipment	10 years
Top of range | Buildings and plant facilities
Disclosure of subsidiaries [line items]
Useful lives of plant and equipment	50 years
Weighted average
Disclosure of subsidiaries [line items]
Leach column test duration	150 days